SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended
		Mar. 28, 2023	Mar. 22, 2023	Jan. 23, 2023	Jan. 17, 2023	Jan. 10, 2023	Jul. 25, 2022	Sep. 04, 2020	Mar. 27, 2023	Nov. 08, 2022	Dec. 31, 2022	Jan. 18, 2023	Oct. 09, 2020
Subsequent Event [Line Items]
Working interest percentage													70.00%
Sale of Stock, Number of Shares Issued in Transaction										190.2726308
Stock Issued During Period, Value, New Issues											$ 1,666,667
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							42,253,521
Stock Issued During Period, Value, New Issues	[1]										$ 167
White River Holdings Corp [Member]
Subsequent Event [Line Items]
Working interest percentage													70.00%
Net revenue percentage								75.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction									24.28
Purchase price									$ 25,000
Purchase price									$ 607,000
Results of Operations, Exploration Expense			$ 3,250,000
Subsequent Event [Member] | Board Of Directors [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross			$ 3,250,000
Stock Issued During Period, Value, New Issues		$ 500,000
Subsequent Event [Member] | Series A Convertible Redeemable Preferred Stock [Member] | Board Of Directors [Member]
Subsequent Event [Line Items]
Preferred Stock, Liquidation Preference, Value		$ 10,833.33
Subsequent Event [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							42,253,521
Subsequent Event [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,200
Subsequent Event [Member] | Participation Agreements [Member]
Subsequent Event [Line Items]
Due from Related Parties						$ 50,000						$ 150,000
Working interest percentage						1.04125%						1.04125%
Net revenue percentage					0.78094%	0.78094%
Subsequent Event [Member] | Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Repayments of related party debt				$ 70,000
Prepaid Expense				30,000
Transaction expenses				20,000
Payment of non refundable deposit				$ 10,000
Subsequent Event [Member] | Fortium Holding Corp [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage							100.00%

[1]	On July 25, 2022, White River Holdings acquired the Company in a share exchange. White River Holdings’ parent, Ecoark was issued 1,200 Series A of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark that were exchanged for the Series A. The reclassification of amounts due to Ecoark as of July 25, 2022 and March 31, 2022 that were reclassified to additional paid in capital were $28,953,510 and $25,058,733 and are deemed to have been permanently contributed by Ecoark.